Stock Based Compensation - Schedule of Stock Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, Beginning balance	15,290,486	17,933,091
Options Exercisable, Beginning balance	14,524,861	16,602,622
Options, Granted
Options, Exercised
Options, Forfeited		(2,642,605)
Options Outstanding, Ending balance	15,290,486	15,290,486
Options Exercisable, Ending balance	15,290,486	14,524,861
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.07	$ 0.07
Weighted Average Exercise Price, Beginning balance	$ 0.07	$ 0.07
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited		$ 0.07
Weighted Average Exercise Price, Outstanding, Ending balane	$ 0.07	$ 0.07
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.07	$ 0.07
Weighted Average Remaining Contractual Terms (Years), Outstanding, Beginning	3 years 10 months 21 days	4 years 2 months 1 day
Weighted Average Remaining Contractual Terms (Years), Exercisable, Beginning	3 years 9 months	4 years 18 days
Weighted Average Remaining Contractual Terms (Years), Outstanding, Ending	3 years 10 months 21 days	3 years 10 months 21 days
Weighted Average Remaining Contractual Terms (Years), Exercisable, Ending	3 years 10 months 21 days	3 years 9 months
Aggregate Intrinsic Value, Outstanding Beginning balance	$ 305,810	$ 358,662
Aggregate Intrinsic Value, Exercisable Beginning balance	290,497	332,052
Aggregate Intrinsic Value, Outstanding Ending balance	305,810	305,810
Aggregate Intrinsic Value, Exercisable Ending balance	$ 305,810	$ 290,497